General (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) state	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Premiums and contract charges by product
Premiums	$ 674	$ 618	$ 677
Contract charges	743	675	682
Total premiums and contract charges	$ 1,417	1,293	1,359
Number of states in which entity is authorized to operate | state	49
Minimum percentage of premiums from one jurisdiction to be considered as significant (in percent)	5.00%
Traditional life insurance
Premiums and contract charges by product
Premiums	$ 608	531	557
Accident and health insurance
Premiums and contract charges by product
Premiums	66	87	120
Interest-sensitive life insurance
Premiums and contract charges by product
Contract charges	735	665	669
Fixed annuities
Premiums and contract charges by product
Contract charges	$ 8	$ 10	$ 13